Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Accounting Policies
2.	ACCOUNTING POLICIES

The accounting policies of the Company conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). All balances and values in the current and prior periods are in millions of U.S. dollars, except share and per-share amounts. Under Article 35 of the Company’s Articles of Association, the financial year extends from January 1 to December 31, which is the period-end of each fiscal year.

2.1 — Principles of consolidation

The Company’s consolidated financial statements include the assets, liabilities, results of operations and cash flows of its majority-owned subsidiaries. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions have been eliminated in consolidation.

The Company assesses each investment in equity securities to determine whether the investee is a Variable Interest Entity (“VIE”). The Company consolidates the VIEs for which the Company is determined to be the primary beneficiary. The primary beneficiary of a VIE is the party that: (i) has the power to direct the most significant activities of the VIE and (ii) is obligated to absorb losses or has the rights to receive returns that would be considered significant to the VIE. Assets, liabilities, and the noncontrolling interest of newly consolidated VIEs are initially measured at fair value in the same manner as if the consolidation resulted from a business combination.

When the Company owns some, but not all, of the voting stock of a consolidated entity, the shares held by third parties represent a noncontrolling interest. The consolidated financial statements are prepared based on the total amount of assets and liabilities and income and expenses of the consolidated subsidiaries. However, the portion of these items that does not belong to the Company is reported on the line “Noncontrolling interest” in the consolidated financial statements.

2.2 — Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions. The primary areas that require significant estimates and judgments by management include, but are not limited to:

•	sales returns and allowances,

•	inventory obsolescence reserves and normal manufacturing capacity thresholds to determine costs capitalized in inventory,

•	recognition and measurement of loss contingencies,

•	valuation at fair value of assets acquired or sold, including intangibles, goodwill, investments and tangible assets,

•	annual and trigger-based impairment review of goodwill and intangible assets, as well as the assessment, in each reporting period, of events, which could trigger impairment testing on long-lived assets,

•	assessment of other-than-temporary impairment charges on financial assets, including equity-method investments,

•	recognition and measurement of restructuring charges and other related exit costs,

•	assumptions used in assessing the number of awards expected to vest on stock-based compensation plans,

•	assumptions used in calculating pension obligations and other long-term employee benefits,

•	allocation between debt and equity of the various components of an issued, or converted, hybrid instrument and measurement at fair value of the liability component based on a discount rate adjustment technique income approach, and

•	determination of the amount of taxes expected to be paid and tax benefit expected to be received, including deferred income tax assets, valuation allowance and provisions for uncertain tax positions and claims.

The Company bases the estimates and assumptions on historical experience and on various other factors such as market trends, market information used by market participants and the latest available business plans that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. While the Company regularly evaluates its estimates and assumptions, the actual results experienced by the Company could differ materially and adversely from those estimates.

2.3 — Foreign currency

The U.S. dollar is the reporting currency of the Company. The U.S. dollar is the currency of the primary economic environment in which the Company operates since the worldwide semiconductor industry uses the U.S. dollar as a currency of reference for actual pricing in the market. Furthermore, the majority of the Company’s transactions are denominated in U.S. dollars, and revenues from external sales in U.S. dollars largely exceed revenues in any other currency. However, certain significant costs are largely incurred in the countries of the Euro zone and other non-U.S. dollar currency areas.

The functional currency of each subsidiary of the Company is either the local currency or the U.S. dollar, depending on the basis of the economic environment in which each subsidiary operates. Foreign currency transactions, including operations in local currency when the U.S. dollar is the functional currency, are measured into the functional currency using the prevailing exchange rate. Foreign exchange gains and losses resulting from the re-measurement at reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income on the line “Other income and expenses, net”.

For consolidation purposes, the results and financial position of the subsidiaries whose functional currency is different from the U.S. dollar are translated into the reporting currency as follows:

(a)	assets and liabilities for each consolidated balance sheet presented are translated at the closing exchange rate as of the balance sheet date;

(b)	income and expenses for each consolidated statement of income presented are translated at the average monthly exchange rate;

(c)	the resulting exchange differences are reported as Currency Translation Adjustments (“CTA”), a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

2.4 — Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities to the Company of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Bank overdrafts are not netted against cash and cash equivalents and are shown as part of current liabilities on the consolidated balance sheets.

2.5 — Trade accounts receivable

Trade accounts receivable are amounts due from customers for goods sold and services rendered to third parties in the ordinary course of business. They are reported net of allowances for doubtful accounts. The Company maintains an allowance for doubtful accounts for potential estimated losses resulting from its customers’ inability to make required payments. The Company bases its estimates on historical collection trends and records an allowance accordingly. Additionally, the Company evaluates its customers’ financial condition periodically and records an allowance for any specific account it considers as doubtful. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “Selling, general and administrative” in the consolidated statements of income. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the consolidated statements of income. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.

In the event of transfers of receivables such as factoring, the Company derecognizes the receivables only to the extent that the Company has surrendered control over the receivables in exchange for a consideration other than beneficial interest in the transferred receivables.

2.6 — Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is based on the weighted average cost by adjusting standard cost to approximate actual manufacturing costs on a quarterly basis; the cost is therefore dependent on the Company’s manufacturing performance. In the case of underutilization of manufacturing facilities, the costs associated with the unused capacity are not included in the valuation of inventories but charged directly to cost of sales. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

The Company performs, on a continuous basis, inventory write-offs of products, which have the characteristics of slow-moving, old production dates and technical obsolescence. Indeed, the Company evaluates its product inventory to identify obsolete or slow-selling items as well as inventory that is not of saleable quality and records a specific reserve if the Company estimates the inventory will eventually become obsolete. Reserve for obsolescence is estimated for excess uncommitted inventory based on the previous quarter sales, order backlog and production plans.

2.7 — Income taxes

Income tax for the period comprises current and deferred income tax. Current income tax represents the income tax expected to be paid or the tax benefit expected to be received related to the current year taxable profit and loss in each tax jurisdiction. Deferred income tax is recognized, using the liability method, for all temporary differences arising between the tax bases of assets and liabilities and their carrying amount in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit and loss. Moreover, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates and laws that are enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. The effect on deferred tax assets and liabilities from changes in tax laws and tax rates is recognized on the line “Income tax benefit (expense)” in the consolidated statements of income in the period in which the law is enacted. Deferred income tax assets are recognized in full, but the Company assesses whether future taxable profit will be available against which temporary differences can be utilized. A valuation allowance is provided for deferred tax assets when management considers it is more likely than not that they will not be realized.

The Company recognizes a deferred tax liability on undistributed earnings of subsidiaries when there is a presumption that the earnings will be remitted to the parent. A deferred tax asset is recognized on compensation for the grant of stock awards to the extent that such charge constitutes a temporary difference in the subsidiaries’ local tax jurisdictions. Changes in the stock price do not impact the deferred tax asset and do not result in any adjustments prior to vesting. When the actual tax deduction is determined, generally upon vesting, it is compared to the deferred tax asset as recognized over the vesting period. When a windfall tax benefit is determined (as the excess tax benefit of the actual tax deduction over the deferred tax asset) the excess tax benefit is recorded as a discrete item in the consolidated statements of income on the line “Income tax benefit (expense)”. In case of shortfall, only the actual tax benefit is to be recognized in the consolidated financial statements and the Company writes off the deferred tax asset at the level of the actual tax deduction.

At each reporting date, the Company assesses all material open income tax positions in all tax jurisdictions to determine any uncertain tax positions. The Company uses a two-step process for the evaluation of uncertain tax positions. The first step consists in determining whether a benefit may be recognized; the assessment is based on a more-likely-than-not recognition threshold. If the sustainability is lower than 50%, a full provision should be accounted for. In case of a sustainability threshold in step one higher than 50%, the Company must perform a second step in order to measure the amount of recognizable tax benefit, net of any liability for tax uncertainties. The measurement methodology in step two is based on a “cumulative probability” approach, resulting in the recognition of the largest amount that is greater than 50% likely of being realized upon settlement with the taxing authority. The unrecognized tax benefit is recorded as a reduction of a deferred tax asset to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of the tax position. The Company accrues for interest and penalties on uncertain tax liabilities reported on the consolidated balance sheets. Interests and penalties are classified as components of income tax expense in the consolidated statements of income.

2.8 — Assets held for sale

Asset groups are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use. The asset groups are classified as assets held for sale when the following conditions have been met: management has approved the plan to sell; assets are available for immediate sale; assets are actively being marketed; sale is probable of occurring within one year; price is reasonable in the market and it is unlikely that there will be significant changes in the assets to be sold or a withdrawal to the plan to sell. Asset groups classified as held for sale are reported as current assets in the consolidated balance sheets at the lower of their carrying amount and fair value less costs to sell. Long-lived assets classified as held for sale are no longer depreciated. When the held-for-sale accounting treatment requires an impairment charge for the difference between the carrying amount and fair value, such impairment is reflected on the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”.

2.9 — Business combinations and goodwill

The purchase accounting method is applied to all business combinations. The identifiable assets acquired, equity instruments issued, and liabilities assumed are measured at fair value on the acquisition date. Any contingent purchase price and acquired contingencies are recorded at fair value on the acquisition date and at each reporting date. Acquisition-related transaction costs and restructuring costs relating to the acquired business are expensed as incurred. Acquired in-process research and development (“IPR&D”) is capitalized and recorded as an intangible asset on the acquisition date, subject to impairment testing until the research or development is completed or abandoned. The excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed is recorded as goodwill. In case of a bargain purchase, the Company reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed; the noncontrolling interest in the acquiree, if any; the Company’s previously held equity interest in the acquiree, if any; and the consideration transferred. If after this review, a bargain purchase is still indicated, it is recognized in earnings attributed to the Company. The purchase of additional interests in a partially owned subsidiary is treated as an equity transaction as well as all transactions concerning the sale of subsidiary stock or the issuance of stock by the partially owned subsidiary as long as there is no change in control of the subsidiary. If as a consequence of selling subsidiary shares, the Company no longer controls the subsidiary, the Company recognizes a gain or loss in earnings.

Goodwill represents the excess of the aggregate of the consideration transferred and the fair value of any noncontrolling interest in the acquiree over the net of the acquisition-date amount of the identifiable assets acquired and liabilities assumed. Goodwill is carried at cost less accumulated impairment losses. Goodwill is not amortized but is tested annually for impairment, or more frequently if indicators of impairment exist. Goodwill subject to potential impairment is tested at a reporting unit level. The impairment test determines whether the fair value of each reporting unit for which goodwill is allocated is lower than the total carrying amount of relevant net assets allocated to such reporting unit, including its allocated goodwill. If lower, the implied fair value of the reporting unit goodwill is then compared to the carrying value of the goodwill and an impairment charge is recognized for any excess in the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs”. Significant management judgments and estimates are used in forecasting the future discounted cash flows associated with the reporting unit, including: the applicable industry’s sales volume forecast and selling price evolution, the reporting unit’s market penetration and its revenues evolution, the market acceptance of certain new technologies and products, the relevant cost structure, the discount rates applied using a weighted average cost of capital and the perpetuity rates used in calculating cash flow terminal values.

2.10 — Intangible assets with finite useful lives

Intangible assets subject to amortization include the intangible assets purchased from third parties recorded at cost and intangible assets acquired in business combinations recorded at fair value. Amortization begins when the intangible asset is available for use and is calculated using the straight-line method to allocate the cost of the intangible assets over their estimated useful lives.

The carrying value of intangible assets with finite useful lives is evaluated whenever changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in the consolidated statements of income on the line “Impairment, restructuring charges and other related closure costs” for the amount by which the asset’s carrying amount exceeds its fair value. The Company evaluates the remaining useful life of an intangible asset at each reporting date to determine whether events and circumstances warrant a revision to the remaining period of amortization.

Trademarks, technologies and licenses

Separately acquired trademarks and licenses are recorded at historical cost. Trademarks and licenses acquired in a business combination are recognized at fair value at the acquisition date. Trademarks and licenses have a finite useful life which ranges from 3 to 7 years and are carried at cost less accumulated amortization and impairment losses, if any.

Computer software

Separately acquired computer software is recorded at historical cost. Costs associated with maintaining computer software programs are expensed as incurred and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use. The capitalization of costs for internally generated software developed by the Company for its internal use begins when the preliminary project stage is completed and when the Company, implicitly or explicitly, authorizes and commits to funding a computer software project. It must be probable that the project will be completed and will be used to perform the function intended. Amortization on computer software begins when the software is available for use and is calculated using the straight-line method over the estimated useful life, which does not exceed 4 years.

2.11 — Property, plant and equipment

Property, plant and equipment are stated at historical cost, net of accumulated depreciation and any impairment losses. Property, plant and equipment acquired in a business combination are recognized at fair value at the acquisition date. Major additions and improvements are capitalized, while minor replacements and repairs are expensed and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to their intended use.

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

The Company evaluates each period whether there is reason to suspect that tangible assets or groups of assets held and used might not be recoverable. Several impairment indicators exist for making this assessment, such as: restructuring plans, significant changes in the technology, market, economic or legal environment in which the Company operates, available evidence of obsolescence of the asset, or indication that its economic performance is, or will be, worse than expected. In determining the recoverability of assets to be held and used, the Company initially assesses whether the carrying value of the tangible assets or group of assets exceeds the undiscounted cash flows associated with these assets. If exceeded, the Company then evaluates whether an impairment charge is required by determining if the asset’s carrying value also exceeds its fair value. This fair value is normally estimated by the Company based on independent market appraisals or the sum of discounted future cash flows, using market assumptions such as the utilization of the Company’s fabrication facilities and the ability to upgrade such facilities, change in the selling price and the adoption of new technologies. The Company also evaluates, and adjusts if appropriate, the assets’ useful lives, at each date or when impairment indicators are identified.

When property, plant and equipment are retired or otherwise disposed of, the net book value of the assets is removed from the Company’s books. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are included in “Other income and expenses, net” in the consolidated statements of income.

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. Assets leased under capital leases are included in “Property, plant and equipment, net” on the consolidated balance sheets and recorded at inception at the lower of their fair value and the present value of the minimum lease payments. They are depreciated over the shorter of their estimated useful life and the lease term unless there is a reasonable certainty that ownership will be obtained by the end of the lease term. The financial liability corresponding to the contractual obligation to proceed of future lease payments is included as “Long-term debt” on the consolidated balance sheets, as described in Note 2.14. Lease arrangements classified as operating leases are arrangements in which the lessor retains a significant portion of the risks and rewards of ownership of the leased assets. Payments made under operating leases are recognized on a straight-line basis over the lease period and reported as “Cost of sales”, “Selling, general and administrative”, or “Research and development” in the consolidated statements of income according to the intended use of the leased asset.

2.12 — Investments in equity securities

Investments in equity securities that have readily determinable fair values and for which the Company does not have the ability to exercise significant influence are classified as trading or available-for-sale equity securities, as described in Note 2.23. Investments in equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence are accounted for under the cost-method. Under the cost-method of accounting, investments are carried at historical cost and are adjusted only for declines in value deemed to be other-than-temporary. The fair value of a cost-method investment is estimated on a non-recurring basis when there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. An impairment loss is immediately recorded in the consolidated statements of income on the line “Gain (loss) on financial instruments, net” when it is assessed to be other-than-temporary and is based on the Company’s assessment of any significant and sustained reductions in the investment’s fair value. For unquoted equity securities, assumptions and estimates used in measuring fair value include the use of recent arm’s length transactions when they reflect the orderly exit price of the investments. Gains and losses on investments sold are determined on the specific identification method and are recorded as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income.

Equity-method investments are all entities over which the Company has the ability to exercise significant influence but not control, generally representing a shareholding of between 20% and 50% of the voting rights. These investments are valued under the equity-method and are initially recognized at cost. Goodwill on equity-method investments is included in the carrying value of the investment and is not individually tested for impairment. The Company’s share in the result of operations of equity-method investments is recognized in the consolidated statements of income on the line “Income (loss) on equity-method investments” and in the consolidated balance sheets as an adjustment to the carrying amount of the investments. Where there has been a change recognized directly in the equity of the investee, the Company recognizes its share in the adjustment, when applicable, directly in the consolidated statement of equity. The financial statements of the equity-method investments are prepared for the same reporting period as the Company or with a time lag not exceeding three months if the investee cannot issue consolidated financial statements within the closing timeframe requirements of the Company. At each period-end, the Company assesses whether there is objective evidence that its interests in equity-method investments are impaired. Once a determination is made that an other-than-temporary impairment exists, the Company writes down the carrying value of the equity-method investment to its fair value at the balance sheet date, which establishes a new cost basis. The fair value of an equity-method investment is measured on a non-recurring basis using primarily a combination of an income approach, based on discounted cash flows, and a market approach with financial metrics of comparable public companies.

2.13 — Provisions

In determining loss contingencies, the Company considers the likelihood of the incurrence of a liability as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss from a loss contingency is accrued when information available indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and when the amount of the loss can be reasonably estimated.

2.14 — Long-term debt

(a) Convertible debt

The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether certain elements are embedded derivative instruments which require bifurcation. Components of convertible debt instruments that may be settled in cash upon conversion based on a net-share settlement basis are accounted for separately as long-term debt and equity when the conversion feature of the convertible bonds constitute an embedded equity instrument. When an equity instrument is identified, proceeds from issuance are allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component is measured as the fair value of a similar nonconvertible debt, which results in the recognition of a debt discount. On subsequent periods, the Company amortizes the debt discount through earnings on the line “Interest income (expense), net” of the consolidated statements of income, using the interest method, based on the expected maturity of the debt. The equity component, reported on the line “Capital Surplus” of the consolidated statement of shareholders’ equity, is not remeasured.

Debt issuance costs are reported as a deduction of debt. They are subsequently amortized through earnings on the line “Interest income (expense), net” of the consolidated statements of income, using the effective interest rate method.

In case of conversion from the bondholders, the fair value of the consideration transferred is allocated between the liability component and the equity component. The difference between the carrying amount of the debt at the settlement date and the fair value of the debt component is recorded in earnings as a loss on debt extinguishment and reported on the line “Loss on financial instruments, net” of the consolidated statements of income. The liability component is measured as the fair value of a similar nonconvertible debt prior to settlement. The reacquired equity component is recorded in equity and reported on the line Capital Surplus of the consolidated statement of shareholders’ equity.

(b) Bank loans

Bank loans and non-convertible senior bonds are recognized at historical cost, net of debt issuance costs incurred. They are subsequently reported at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized through earnings on the line “Interest income (expense), net” of the consolidated statements of income over the period of the borrowings using the effective interest rate method.

(c) Capital leases

Lease arrangements in which the Company has substantially all the risks and rewards of ownership are classified as capital leases. The Company reports the leased assets on the line “Property, plant and equipment, net” on the consolidated balance sheets and recognizes a financial liability for the contractual obligation to future lease payments, which is reported as “Long-term debt” on the consolidated balance sheets. Each lease payment is allocated between the debt repayment and interest expense.

2.15 — Employee benefits

(a) Pension obligations

The Company sponsors various pension schemes for its employees. These schemes conform to local regulations and practices in the countries in which the Company operates. Such plans include both defined benefit and defined contribution plans. For defined benefit pension plans, the liability recognized in the consolidated balance sheets is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The overfunded or underfunded status of the defined benefit plans are calculated as the difference between plan assets and the projected benefit obligations. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in “Accumulated Other Comprehensive Income (Loss)” in the consolidated statements of equity and are charged or credited to income over the employees’ expected average remaining working lives. Past service costs are recognized immediately in earnings, unless the changes to the pension scheme are conditional on the employees remaining in service for a specified period of time (the vesting period). In this case, the past service costs are recognized in “Accumulated Other Comprehensive Income (Loss)” in the consolidated statements of equity and are amortized on a straight-line basis over the vesting period. The net periodic benefit cost of the year is determined based on the assumptions used at the end of the previous year.

For defined contribution pension plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

(b) Other post-employment obligations

The Company provides post-employment benefits to some of its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to income over the expected average remaining working lives of the related employees.

(c) Termination benefits

Termination benefits are payable when an employee is involuntarily terminated, or whenever an employee accepts voluntary termination in exchange for termination benefits. For the accounting treatment and timing recognition of involuntary termination benefits, the Company distinguishes between one-time termination benefit arrangements and ongoing termination benefit arrangements. A one-time termination benefit arrangement is established by a termination plan and applies to a specified termination event. One-time involuntary termination benefits are recognized as a liability when the termination plan meets certain criteria and has been communicated to employees. If employees are required to render future service in order to receive these one-time termination benefits, the liability is recognized ratably over the future service period. Termination benefits other than one-time termination benefits are termination benefits for which the communication criterion is not met but that are committed to by management, or termination obligations that are not specifically determined in a new and single plan. These termination benefits are all legal, contractual and past practice termination obligations to be paid to employees in case of involuntary termination. These termination benefits are accrued for when commitment creates a present obligation to others for the benefits expected to be paid, when it is probable that employees will be entitled to the benefits and the amount can be reasonably estimated.

In case of special termination benefits related to voluntary redundancy programs, the Company recognizes a provision for voluntary termination benefits at the date on which the employee irrevocably accepts the offer and the amount can be reasonably estimated.

(d) Profit-sharing and bonus plans

The Company recognizes a liability and an expense for bonuses and profit-sharing plans when a contractual obligation exists or where there is a past practice that has created a present obligation.

(e) Other long-term employee benefits

The Company provides long-term employee benefits such as seniority awards in certain countries. The entitlement to these benefits is usually conditional on the employee completing a minimum service period. The expected costs of these benefits are accrued over the period of employment. Actuarial gains and losses arising from experience adjustments, and changes in actuarial assumptions, are charged or credited to earnings in the period of change. These obligations are valued annually with the assistance of independent qualified actuaries.

(f) Share-based compensation

The Company grants unvested stock awards to senior executives and selected employees for services. The awards granted to employees vest over a three-year service period. For certain employees, awards contingently vest upon achieving certain performance conditions. The Company measures the cost of the awards based on the grant-date fair value of the awards, reflecting the market price of the underlying shares at the date of the grant, reduced by the present value of the dividends expected to be paid on the shares during the requisite service period. That cost is recognized using graded vesting over the period during which an employee is required to provide service in exchange for the award or the requisite service period. Compensation is recognized only for the awards that ultimately vest. The compensation cost is recorded through earnings against equity, under “Capital surplus” in the consolidated statements of equity. The compensation cost is calculated based on the number of awards expected to vest, which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of one or more performance conditions.

Liabilities for the Company’s portion of payroll taxes are recognized at vesting, which is the event triggering the payment of the social contributions in most of the Company’s local tax jurisdictions. Employee-related social charges are measured based on the intrinsic value of the share and recorded at vesting date.

2.16 — Share capital

Ordinary shares are classified as “Common stock” within equity on the consolidated balance sheets. Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Where the Company purchases its own equity share capital (treasury stock), the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s shareholders until the shares are cancelled, reissued or disposed of.

2.17 — Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a business during a period except those changes resulting from investment by stockholders and distributions to stockholders. In the accompanying consolidated financial statements, “Other comprehensive income (loss)” and “Accumulated other comprehensive income” primarily consists of foreign currency translation adjustments, temporary unrealized gains (losses) on securities classified as available-for-sale, unrealized gains (losses) on derivatives designated as cash flow hedge and the impact of recognizing the funded status of defined benefit plans, net of tax.

2.18 — Revenue Recognition

Revenue is recognized as follows:

Net sales

Revenue from products sold to customers is recognized when all the following conditions have been met: (a) persuasive evidence of an arrangement exists; (b) delivery has occurred; (c) the selling price is fixed or determinable; and (d) collection is reasonably assured. Revenue recognition usually occurs at the time of shipment.

Consistent with standard business practice in the semiconductor industry, price protection is granted to distribution customers on their existing inventory of the Company’s products to compensate them for declines in market prices. The Company accrues a provision for price protection based on a rolling historical price trend computed on a monthly basis as a percentage of gross distributor sales. This historical price trend represents differences in recent months between the invoiced price and the final price to the distributor, adjusted if required, to accommodate a significant change in the current market price. The short outstanding inventory time period, visibility into the inventory product pricing and long distributor pricing history have enabled the Company to reliably estimate price protection provisions at period-end. The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income at the time of the sale.

The Company’s customers occasionally return the Company’s products for technical reasons. The Company’s standard terms and conditions of sale provide that if the Company determines that products do not conform, the Company will repair or replace the non-conforming products, or issue a credit note or rebate of the purchase price. Quality returns are identified shortly after sale in customer quality control testing. Quality returns are usually associated with end-user customers, not with distribution channels. The Company records the accrued amounts as a deduction of “Net sales” in the consolidated statements of income, using past history and current conditions to form a reasonable estimate of future returns.

The Company’s insurance policy relating to product liability covers third party physical damages and bodily injury, indirect financial damages as well as immaterial non-consequential damages caused by defective products. The Company records a provision for warranty costs as a charge against “Cost of sales” in the consolidated statements of income, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period. Any potential warranty claims are subject to the Company’s determination that the Company is at fault for damages, and such claims usually must be submitted within a short period of time following the date of sale. This warranty is given in lieu of all other warranties, conditions or terms expressed or implied by statute or common law. The Company’s contractual terms and conditions typically limit its liability to the sales value of the products which gave rise to the claims.

Other revenues

Other revenues consist of license revenue, service revenue related to transferring licenses, patent royalty income, sale of scrap materials and manufacturing by-products.

While the majority of the Company’s sales agreements contain standard terms and conditions, the Company may, from time to time, enter into agreements that contain multiple elements or terms and conditions, which require judgment. Where multiple elements exist in an arrangement, the arrangement consideration is allocated to the different elements based on their respective selling price determined using vendor-specific objective evidence, third party evidence or management’s best estimate of the selling price of the separable deliverables and the applicable revenue recognition criteria are applied to each of the separate elements. These arrangements generally do not include performance-, cancellation-, termination- or refund-type provisions.

2.19 — Funding

The Company receives funding mainly from governmental agencies and income is recognized when all contractual conditions for receipt of these funds are fulfilled. The Company’s primary sources for government funding are French, Italian and other country governmental entities. Such funding is generally provided to encourage research and development activities, industrialization and local economic development. The conditions for receipt of government funding may include eligibility restrictions, approval by EU authorities, annual budget appropriations, compliance with European Commission regulations, as well as specifications regarding objectives and results. Certain specific contracts contain obligations to maintain a minimum level of employment and investment during a certain period of time. There could be penalties if these objectives are not fulfilled. Other contracts contain penalties for late deliveries or for breach of contract, which may result in repayment obligations. Funding related to these contracts is recorded when the conditions required by the contracts are met. The Company’s funding programs are classified under three general categories: funding for research and development activities, capital investment, and loans.

Funding for research and development activities is the most common form of funding that the Company receives. Public funding for research and development is recorded as “Other income and expenses, net” in the Company’s consolidated statements of income. Public funding for research and development is recognized ratably as the related costs are incurred once the agreement with the respective governmental agency has been signed and all applicable conditions are met. Furthermore, French research tax credits (“Crédit Impôt Recherche”) are deemed to be grants in substance. The research tax credits are to be paid in cash by the French tax authorities within three years in case they are not deducted from income tax payable during this period of time. Unlike other research and development funding, the amounts to be received are determinable in advance and accruable as the funded research expenditures are made. They are thus reported as a reduction of “Research and development” in the consolidated statements of income.

Capital investment funding is recorded as a reduction of “Property, plant and equipment, net” and is recognized in the Company’s consolidated statements of income according to the depreciation charges of the funded assets during their useful lives. The Company also receives capital funding in Italy, which can be recovered through the reduction of various governmental liabilities, including income taxes, value-added tax and employee-related social charges.

Funding receivables are reported as non-current assets unless cash settlement features of the receivables evidence that collection is expected within one year. Long-term receivables that do not present any tax attribute or legal restriction are reflected in the consolidated balance sheets at their net present value. The subsequent accretion of the discounting effect is recorded as non-operating income in “Interest income (expense), net” in the consolidated statements of income.

The Company receives certain loans, mainly related to large capital investment projects, at preferential interest rates. The Company records these loans as “Long-term debt” in the consolidated balance sheets.

2.20 — Advertising costs

Advertising costs are expensed as incurred and are recorded as “Selling, general and administrative” in the consolidated statements of income. Advertising expenses for 2017, 2016 and 2015 were $14 million, $11 million and $9 million, respectively.

2.21 — Research and development

Research and development expenses include costs incurred by the Company, the Company’s share of costs incurred by other research and development interest groups, and costs associated with co-development contracts. Research and development expenses do not include marketing design center costs, which are accounted for as “Selling, general and administrative” in the consolidated statements of income and process engineering, pre-production or process transfer costs which are recorded as “Cost of sales” in the consolidated statements of income. Research and development costs are expensed as incurred. The amortization expense recognized on technologies and licenses purchased by the Company from third parties to facilitate the Company’s research is reported as “Research and development” in the consolidated statements of income.

2.22 — Start-up and phase-out costs

Start-up costs represent costs incurred in the start-up and testing of the Company’s new manufacturing facilities, before reaching the earlier of a minimum level of production or six-months after the fabrication line’s quality qualification. The costs of phase-outs are associated with the latest stages of facilities closure when the relevant production volumes become immaterial. Start-up costs and phase-out costs are included in “Other income and expenses, net” in the consolidated statements of income.

2.23 — Financial assets

The Company did not hold at December 31, 2017 and 2016 any financial assets classified as held-to-maturity or financial assets for which the Company would have elected to apply the fair value option. Consequently, the Company classified its financial assets in the following categories: trading and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

Purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets classified as available-for-sale and as trading are initially recognized and subsequently carried at fair value. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership; the relevant gain (loss) is reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The basis on which the cost of a security sold and the amount reclassified out of accumulated other comprehensive income into earnings are determined is the specific identification method.

The fair values of quoted debt and equity securities are based on current market prices. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and minimizes the use of unobservable inputs.

Trading financial assets

A financial asset is classified in this category if it is a security acquired principally for the purpose of selling in the short term or if it is a derivative instrument not designated as a hedge. Financial assets in this category are classified as current assets when they are expected to be realized within twelve months of the balance sheet date. Marked-to-market gains or losses arising from changes in the fair value of trading financial assets are reported in the consolidated statements of income within “Other income and expenses, net” in the period in which they arise, when the transactions for such instruments occur within the Company’s operating activities, as it is the case for trading derivatives that do not qualify as hedging instruments, as described in Note 2.24. Gains and losses arising from changes in the fair value of financial assets not related to operating activities, are presented in the consolidated statements of income as a non-operating element within “Gain (loss) on financial instruments, net” in the period in which they arise.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified as held-for-trading. They are included in current assets when they represent investments of funds available for current operations or when management intends to dispose of the securities within twelve months of the balance sheet date.

Changes in fair value, including declines determined to be temporary, of securities classified as available-for-sale are recognized as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income.

The Company assesses at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets classified as available-for-sale is impaired. When equity securities classified as available-for-sale are determined to be other-than-temporarily impaired, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element as “Gain (loss) on financial instruments, net” on the consolidated statements of income. For debt securities, if a credit loss exists, but the Company does not intend to sell the impaired security and is not more likely than not to be required to sell before recovery, the impairment is separated into the estimated amount relating to credit loss, and the amount relating to all other factors of declines in fair value. Only the estimated credit loss amount is recognized immediately in earnings, with the remainder of the loss amount recognized in “Accumulated other comprehensive income (loss)” in the consolidated balance sheets. Impairment losses recognized in the consolidated statements of income are not reversed through earnings.

When securities classified as available-for-sale are sold, the accumulated fair value adjustments previously recognized in comprehensive income are reported as a non-operating element on the consolidated statements of income on the line “Gain (loss) on financial instruments, net”. The cost of securities sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined based on the specific identification of the securities sold.

2.24 — Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the hedge transaction. The Company has designated certain derivatives as hedges of a particular risk associated with a highly probable forecasted transaction (cash flow hedge).

The Company documents, at inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. Derivative instruments that are not designated as hedges are classified as trading financial assets, as described in Note 2.23.

Derivative financial instruments classified as trading

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates. The Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies at the Company’s subsidiaries. These instruments do not qualify as hedging instruments, and are marked-to-market at each period-end with the associated changes in fair value recognized in “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.23.

Cash Flow Hedge

As part of its ongoing operating, investing and financing activities, the Company enters into certain derivative transactions that may be designated and may qualify as hedging instruments. To reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges certain Euro-denominated forecasted transactions that cover at the reporting date a large part of its research and development, and selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods within cost of sales through the use of currency forward contracts and currency options, including collars. The Company also hedges through the use of currency forward contracts certain Singapore dollar-denominated manufacturing forecasted transactions.

The derivative instruments are designated and qualify for cash flow hedge at inception of the contract and on an ongoing basis over the duration of the hedge relationship. They are reflected at their fair value as “Other current assets” or “Other payables and accrued liabilities” in the consolidated balance sheets. The criteria for designating a derivative as a hedge include the instrument’s effectiveness in risk reduction and a one-to-one matching of the derivative instrument to its underlying transaction with the critical terms of the hedging instrument matching the terms of the hedged forecasted transaction. This enables the Company to conclude that changes in cash flows attributable to the risk being hedged are expected to be completely offset by the hedging instruments.

For derivative instruments designated as cash flow hedge, the change in fair value for the effective portion of the hedge is reported as a component of “Other comprehensive income (loss)” in the consolidated statements of comprehensive income and is reclassified into earnings in the same period in which the hedged transaction affects earnings, and within the same consolidated statements of income line as the hedged transaction. For these derivatives, ineffectiveness appears if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. Effectiveness on transactions hedged through purchased options is measured on the full fair value of the option, including time value.

When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity is immediately transferred to the consolidated statements of income within “Other income and expenses, net” if the de-designated derivative relates to operating activities. If upon de-designation, the derivative instrument is held in view to be sold with no direct relation with current operating activities, changes in the fair value of the derivative instrument following de-designation are reported as a non-operating element on the line “Gain (loss) on financial instruments, net” in the consolidated statements of income. If the derivative is still related to operating activities, the changes in fair value subsequent to the discontinuance is reported within “Other income and expenses, net” in the consolidated statements of income, as described in Note 2.23.

2.25 — Recent accounting pronouncements

(a)	Accounting pronouncements adopted in 2017

The Company adopted on January 1, 2017 the simplified presentation guidance on the balance sheet classification of deferred taxes. The new guidance requires that deferred tax assets and liabilities be classified as non-current elements in a classified balance sheet. Former guidance requires an entity to separate deferred income tax assets and liabilities into current and non-current amounts. The new guidance does not change current practice for offsetting and presenting as a single amount deferred tax assets and liabilities of a tax-paying component of an entity. The Company adopted the new guidance retrospectively and changed the presentation of deferred tax assets and liabilities accordingly for the consolidated balance sheet as at December 31, 2016. Upon adoption, the Company reclassified $95 million from the line “Deferred tax assets” of total current assets and $4 million from the line “Long-term deferred tax liabilities” to the line “Non-current deferred tax assets” on the consolidated balance sheet as at December 31, 2016.

The Company adopted on January 1, 2017 the new guidance on employee share-based payment accounting. The guidance includes multiple provisions intended to simplify accounting, which impacts income tax accounting, earnings per share, estimates relating to forfeitures and the statement of cash flows. The Company has elected to continue to use assumptions to estimate forfeitures. The recognition of all excess tax benefits and tax deficiencies as income tax expense, the simplification of the calculation of diluted EPS and the presentation of excess tax benefits as operating activities were applied prospectively and had no significant impact on the Company’s consolidated financial statements. The elimination of the requirement that excess tax benefits be realized before they can be recognized and the presentation of employee taxes paid as financing activities were applied retrospectively, with no significant impact on the Company’s consolidated financial statements. Upon adoption, the Company reclassified $3 million and $4 million cash outflows from the line “Other assets and liabilities, net” of Net cash from operating activities to the line “Payment of withholding tax on vested shares” of Net cash used in financing activities in the consolidated statements of cash flows for the year ended December 31, 2016 and 2015 respectively.

The Company adopted on January 1, 2017 the simplified guidance on subsequent measurement of inventory. The new guidance requires inventory to be measured at the lower of cost and net realizable value, instead of at the lower of cost and market in previous guidance. Net realizable value, which is the estimated selling price in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation, was one of the three measures to be calculated in previous guidance to be compared to cost. The new guidance changes neither the calculation of net realizable value nor the way inventory cost is measured. The simplified guidance was applied prospectively and has had no impact on the Company’s subsequent measurement of inventory.

The Company early adopted in 2017 the amended guidance on the definition of a business, with no significant impact on the Company’s consolidated financial statements. In the revised guidance, an acquisition, to be considered as a business, has to include an input and a substantive process that together significantly contribute to the ability to create outputs. Businesses without outputs need to have an organized workforce to qualify as a business. Additionally, the amended guidance narrows the term “outputs”.

(b)	Accounting pronouncements expected to impact the Company’s operations that are not yet effective and have not been adopted early by the Company

In May 2014, the FASB issued the converged guidance on revenue from contracts with customers, updated with finalized amendments addressing implementation issues. The new guidance sets forth a single revenue accounting model, which calls for more professional judgment and includes expanded disclosures. Revenue recognition depicts the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled for these goods and services. Revenue is recognized when (or as) control of the goods and services is transferred to the customer. Even if the revenue recognition guidance is not a five-step model, the following steps can be identified in order to apply the new revenue accounting model: (i) identification of the contracts with customers; (ii) identification of the performance obligations in the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to performance obligations; and (v) revenue recognition for each performance obligation. The new guidance will be effective for the Company’s first interim period within the annual reporting period beginning on January 1, 2018. The Company is adopting the new guidance using the modified retrospective method, as allowed, which would result in recognizing the cumulative effect of initially applying the new guidance to arrangements with customers existing as of January 1, 2018 as an adjustment to retained earnings at the date of initial application. Under this approach, prior financial information will not be restated. In the scope of work to implement the recognition and disclosure requirements of the new guidance, the Company included the following main areas: (i) assessment of changes in the timing of revenue recognition, if any; (ii) inclusion of variable consideration in the transaction price; and (iii) allocation of the transaction price based on relative standalone selling prices. The Company assessed the anticipated impact of the amended standard on existing revenue streams, contracts, transactions, and business practices. Based on procedures performed, the Company is in a position to anticipate substantially similar performance conditions under the amended guidance. As such the new accounting guidance will have no material impact on the Company’s revenue recognition practices, on its consolidated financial position and results of operations.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. Changes to current practice primarily affect the accounting for investments in equity securities, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance relating to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. All equity investments in unconsolidated entities other than those accounted for using the equity method of accounting will generally be measured at fair value through earnings (the available-for-sale classification disappears for these financial assets). For equity investments without readily determinable fair values, the cost method is also eliminated. Additionally, when the fair value option has been elected for financial liabilities, changes in fair value due to instrument-specific credit risk will be recognized separately in other comprehensive income. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those years. The Company will adopt the new guidance when it becomes effective on January 1, 2018, which will not result in an impact on financial liabilities since the fair value option has not been elected on any existing debt. Concerning financial assets, the new guidance on equity investments without readily determinable fair values will impact the cost-method investment portfolio of the Company, which amounts to $12 million as at December 31, 2017. The Company will elect the measurement alternative, permitted on an investment by investment basis, consisting in reporting these investments at cost, less impairment, adjusted for subsequent observable price changes.

In February 2016, the FASB issued new guidance on lease accounting. As a lessee, an entity will need to recognize almost all leases on the balance sheet as a right-of-use asset and a lease liability. Additionally, when applying the new guidance, lessees will have to identify leases embedded in a contract. For income statement purposes, the new guidance is still based on a dual model, requiring leases to be classified as either operating or finance leases. Classification criteria are largely similar to current lease accounting guidance, except that the new guidance does not contain explicit bright lines. Lessor accounting is similar to the current model, but updated to align with certain changes to the lessee model and the new revenue recognition guidance. Existing sale-leaseback guidance has been replaced with a new model applicable to both lessees and lessors. The new guidance is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those years. The Company will adopt the new guidance when effective under the required modified retrospective method, which requires recognition and measurement of leases at the beginning of the earliest period presented, with certain practical expedients available. The Company is in the early stages of its implementation process and is currently assessing its impact on its consolidated financial statements.

In June 2016, the FASB issued new guidance on measuring credit losses for financial instruments. The objective of the new guidance is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments, primarily financial assets measured at amortized cost and available-for-sale debt securities, and other commitments to extend credit held by a reporting entity at each reporting date. The amended guidance replaces the incurred loss impairment methodology applied in current practice with an approach that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit losses estimates. The new guidance is effective for public companies for fiscal years beginning after December 15, 2019, including interim periods within those years. The Company will adopt the new guidance when effective and is currently assessing its impact on its consolidated financial statements.

In August and November 2016, the FASB issued amended guidance on clarifying the cash flow classification of certain topics in order to avoid diversity in practice. The issues addressed in August 2016 are debt prepayment or debt extinguishment costs (Issue 1); settlement of zero-coupon debt instruments (Issue 2); contingent consideration payments made after a business combination (Issue 3); proceeds from the settlement of insurance claims (Issue 4); proceeds from settlement of corporate-owned life insurance (COLI) policies, including bank-owned life insurance (BOLI) policies (Issue 5); distributions received from equity method investments (Issue 6); beneficial interests in securitization transactions (Issue 7) and separately identifiable cash flows and application of the predominance principle (Issue 8). The new guidance issued in November 2016 addressed the presentation of restricted cash in the cash flow statement, by requiring that the financial statement explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents, with a mandatory reconciliation of this total to amounts on the balance sheet and disclosure about the nature of the restrictions. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those years, with early adoption permitted. The Company will adopt the new guidance when effective. The Company has assessed the impact those amendments may have on its consolidated statement of cash flows, which are primarily related to Issues 2, 3 and 6 and restricted cash and does not expect any significant impact of the new guidance on its consolidated statement of cash flows.

In January 2017, the FASB simplified the accounting for goodwill impairment by removing step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value. The amended guidance is effective for public companies for annual and interim periods in fiscal years beginning after December 15, 2019, with early application permitted for goodwill impairment tests with measurement dates after January 1, 2017. The Company will adopt the new guidance when effective.

In March 2017, the FASB issued new guidance about the presentation of net periodic benefit cost in the consolidated statement of income. The service cost component of net periodic benefit cost will be presented in the same income statement line items as other employee compensation costs arising from services rendered during the period. Only the service cost component will be eligible for capitalization in assets. The other components of the net periodic benefit cost will be presented separately from the line items that include the service cost and outside of any subtotal of operating income. These components will not be eligible for capitalization in assets. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, with early application permitted only starting January 1, 2017. The new guidance must be applied retrospectively, except for the limitation on the capitalization in assets, which will be applied prospectively. The Company will adopt the new guidance when it becomes effective on January 1, 2018 and it has assessed the impact of retrospective application. Upon adoption, the Company will reclassify a $12 million charge and a $14 million charge from operating income to a separate line of the consolidated statement of income for the years ended December 31, 2017 and December 31, 2016, respectively, to report all components of the net period benefit cost, except service cost, as non-operating elements.

In August 2017, the FASB issued its expected improvements to hedge accounting. The changes to existing guidance are intended to align hedge accounting with companies’ risk management strategies by simplifying the application of hedge accounting and enlarging the scope and results of hedging programs. The amendments to the existing guidance include designation of hedged items, effectiveness measurement, presentation and disclosure. The amended guidance is effective for public companies for fiscal years beginning after December 15, 2018, with early application permitted in any interim period after issuance of the amended guidance. The Company is currently assessing the impact the improvements to hedge accounting may have on its consolidated financial statements and does not expect the new guidance to have a significant effect on its financial position and results of operations.